Schedule of Investments (unaudited) March 31, 2021	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Small Business Administration Participation Certificates, Series 2000-1, 1.80%, 03/15/21(a)(b)	$11	$—

Sterling Coofs Trust(a)(c)
Series 2004-1, Class A, 2.36%, 04/15/29	864	8,643
Series 2004-2, Class Note, 2.08%, 03/30/30	652	6,517

Total Asset-Backed Securities — 0.0% (Cost: $173,609)		15,160

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.8%
Kidder Peabody Acceptance Corp., Series 1993-1,
Class A6, (1 mo. LIBOR US + 16.62%), 16.42%, 08/25/23(b)	13	13,710
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	1,053	1,129,581
Series 2018-4, Class MA, 3.50%, 03/25/58	5,326	5,723,566
Series 2019-1, Class MA, 3.50%, 07/25/58	1,723	1,853,276
Series 2019-2, Class MA, 3.50%, 08/25/58	646	695,845
Uniform Mortgage-Backed Securities
Series 2019-36, Class NJ, 3.00%, 07/25/49	2,355	2,507,214
Series 5083, Class IN, 4.50%, 07/25/32	23,531	2,929,582

		14,852,774

Commercial Mortgage-Backed Securities — 0.8%
CSAIL Commercial Mortgage Trust(b)
Series 2018-C14, Class XA, 0.56%, 11/15/51	2,381	79,248
Series 2019-C16, Class XA, 1.56%, 06/15/52	6,449	644,352
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.06%, 06/15/35(b)(c)	288	284,722
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(c)	1,717	1,733,133
Wells Fargo Commercial Mortgage Trust, Series 2018- C44, Class XA, 0.75%, 05/15/51(b)	5,026	211,007
		2,952,462

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	203	40,359
IndyMac INDX Mortgage Loan Trust, Series 2006- AR33, Class 4AX, 0.17%, 01/25/37	25,711	3
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(b)	10,454	11

		40,373

Mortgage-Backed Securities(b) — 0.7%
FRESB Mortgage Trust
Series 2019-SB60, Class A10F, 3.31%, 01/25/29	1,415	1,477,966
Series 2019-SB61, Class A10F, 3.17%, 01/25/29	1,082	1,123,374

		2,601,340

Principal Only Collateralized Mortgage Obligations(d) — 0.0%
CHL Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 09/25/23	11	10,651

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations (continued)
Residential Asset Securitization Trust, Series 2005- A15, Class 1A8, 0.00%, 02/25/36	$149		$118,980
Washington Mutual Alternative Mortgage Pass- Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	72		50,089

			179,720

Total Non-Agency Mortgage-Backed Securities — 5.3% (Cost: $20,123,258)			20,626,669

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.8%
Federal Housing Administration(a)
Merrill Lynch Projects, Series 54, 7.43%, 05/15/23	—	(e)	—
USGI Projects, Series 99, 7.43%, 06/01/21 -10/01/23	151		152,271
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(d)	13,000		10,890,061

			11,042,332

Collateralized Mortgage Obligations — 68.5%
Ginnie Mae Mortgage-Backed Securities
Series 2011-88, Class PY, 4.00%, 06/20/41	13,563		14,780,315
Series 2012-16, Class HJ, 4.00%, 09/20/40	9,019		9,791,497
Series 2015-96, Class ZM, 4.00%, 07/20/45	7,871		8,573,020
Series 2018-91, Class ZL, 4.00%, 07/20/48	5,718		6,829,226
Uniform Mortgage-Backed Securities
Series 0040, Class K, 6.50%, 08/17/24	22		23,405
Series 1160, Class F, (1 mo. LIBOR US + 40.16%), 39.71%, 10/15/21(b)	—	(e)	244
Series 1993-247, Class SN, (11th District Cost of Funds + 63.85%), 10.00%, 12/25/23(b)	21		23,322
Series 2003-135, Class PB, 6.00%, 01/25/34	881		897,645
Series 2004-31, Class ZG, 7.50%, 05/25/34	3,168		3,907,316
Series 2004-84, Class SD, (1 mo. LIBOR US + 12.75%), 12.57%, 04/25/34(b)	1,564		1,739,654
Series 2005-73, Class DS, (1 mo. LIBOR US + 17.55%), 17.27%, 08/25/35(b)	88		110,868
Series 2010-134, Class DB, 4.50%, 12/25/40	7,000		8,030,456
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,430,401
Series 2010-47, Class JB, 5.00%, 05/25/30	4,039		4,520,404
Series 2011-117, Class CP, 4.00%, 11/25/41	14,351		16,118,461
Series 2011-8, Class ZA, 4.00%, 02/25/41	7,387		7,790,784
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		48,925,778
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639		1,885,955
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000		7,816,876
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415		3,527,560
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 7.11%, 05/25/48(b)	8,250		8,980,663
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001		2,270,229
Series 2218, Class Z, 8.50%, 03/15/30	760		896,034
Series 2542, Class UC, 6.00%, 12/15/22	217		222,655
Series 2731, Class ZA, 4.50%, 01/15/34	2,633		2,928,760
Series 2927, Class BZ, 5.50%, 02/15/35	2,948		3,338,583
Series 3745, Class ZA, 4.00%, 10/15/40	1,319		1,475,979
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,262,988
Series 3780, Class ZA, 4.00%, 12/15/40	2,980		3,355,633
Series 3856, Class PB, 5.00%, 05/15/41	10,000		11,329,171
Series 3960, Class PL, 4.00%, 11/15/41	2,859		3,234,907
Series 3963, Class JB, 4.50%, 11/15/41	800		893,688
Series 4016, Class BX, 4.00%, 09/15/41	15,408		17,401,468

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Uniform Mortgage-Backed Securities (continued)
Series 4269, Class PM, 4.00%, 08/15/41	$8,884		$10,168,303
Series 4299, Class JY, 4.00%, 01/15/44	1,000		1,134,217
Series 4316, Class VB, 4.50%, 03/15/34	10,787		11,462,919
Series 4384, Class LB, 3.50%, 08/15/43	5,100		5,566,872
Series 4471, Class JB, 3.50%, 09/15/43	3,932		4,012,490
Series 4615, Class LB, 4.50%, 09/15/41	8,000		9,351,471
Series 4748, Class BM, 3.50%, 11/15/47	3,351		3,768,169
Series 4774, Class L, 4.50%, 03/15/48	10,000		11,088,393
Series 4830, Class AV, 4.00%, 10/15/33	1,069		1,205,754
Series 4880, Class LG, 3.50%, 05/15/49	2,196		2,382,235

			267,454,768

Interest Only Collateralized Mortgage Obligations — 10.2%
Ginnie Mae Mortgage-Backed Securities(b)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.35%, 12/16/39.	558		88,545
Series 2011-52, Class MJ, (1 mo. LIBOR US + 6.65%), 6.54%, 04/20/41.	4,486		623,723
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.55%, 04/16/41.	5,332		1,030,598
Series 2012-97, Class JS, (1 mo. LIBOR US + 6.25%), 6.14%, 08/16/42.	8,447		1,012,206
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 6.09%, 07/20/47.	16,343		3,278,079
Uniform Mortgage-Backed Securities
Series 094, Class 2, 9.50%, 08/25/21	—	(e)	—
Series 1991-099, Class L, 930.00%, 08/25/21	—	(e)	—
Series 1991-139, Class PT, 648.35%, 10/25/21	—	(e)	—
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(b)	12		99
Series 1997-90, Class M, 6.00%, 01/25/28	327		18,104
Series 1999-W4, Class IO, 6.50%, 12/25/28	56		3,730
Series 2006-36, Class PS, (1 mo. LIBOR US + 6.60%), 6.49%, 05/25/36(b)	3,403		676,269
Series 2011-134, Class ST, (1 mo. LIBOR US + 6.00%), 5.89%, 12/25/41(b)	21,289		4,506,851
Series 2012-96, Class DI, 4.00%, 02/25/27	628		11,314
Series 2013-10, Class PI, 3.00%, 02/25/43	5,621		599,364
Series 2013-45, Class EI, 4.00%, 04/25/43	2,029		172,211
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 6.14%, 09/25/45(b)	18,620		3,522,401
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 6.04%, 09/25/47(b)	28,654		6,783,399
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.94%, 06/25/49(b)	14,343		3,108,642
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 5.99%, 07/25/49(b)	4,634		797,024
Series 2020-12, Class JI, 4.50%, 03/25/50	13,441		2,548,161
Series 3744, Class PI, 4.00%, 06/15/39	2,923		164,393
Series 3796, Class WS, (1 mo. LIBOR US + 6.55%), 6.44%, 02/15/40(b)	1,660		118,271
Series 3923, Class SD, (1 mo. LIBOR US + 6.00%), 5.89%, 09/15/41(b)	27,821		4,929,356
Series 3954, Class SL, (1 mo. LIBOR US + 6.00%), 5.89%, 11/15/41(b)	16,200		3,490,620
Series 4026, Class IO, 4.50%, 04/15/32	1,047		102,199

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Uniform Mortgage-Backed Securities (continued)
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 6.04%, 10/15/42(b)	$383		$78,124
Series 4706, Class IG, 4.00%, 07/15/47	15,200		2,143,094
Series G92-60, Class SB, (11th District Cost of Funds + 9.35%), 1.60%, 10/25/22(b)	5		33

			39,806,810

Mortgage-Backed Securities — 58.7%
Freddie Mac Structured Pass-Through Certificates(b)
Series K094, Class X1, 0.88%, 06/25/29	1,410		90,484
Series K105, Class X1, 1.52%, 01/25/30	2,043		235,719
Series K107, Class X1, 1.59%, 01/25/30	1,234		150,022
Series K109, Class X1, 1.58%, 04/25/30	944		115,092
Series K110, Class X1, 1.70%, 04/25/30	395		50,866
Series K113, Class X1, 1.39%, 06/25/30	1,600		175,018
Series K115, Class X1, 1.33%, 06/25/30	1,956		205,890
Series K120, Class X1, 1.04%, 10/25/30	4,838		402,689
Series K122, Class X1, 0.88%, 11/25/30	1,677		121,177
Series T-11, Class A9, 0.12%, 01/25/28	244		251,850
Ginnie Mae Mortgage-Backed Securities 8.00%, 10/15/22 - 06/15/27	13		13,627
7.50%, 02/15/23 - 11/15/23	16		18,260
5.00%, 10/20/39(f)	1,688		1,939,657
Series 2013-63, Class IO, 0.76%, 09/16/51(b)	7,247		212,196
Series 2014-169, Class IO, 0.76%, 10/16/56(b)	22,685		787,720
Series 2016-113, Class IO, 1.15%, 02/16/58(b)	6,944		476,639
Series 2017-64, Class IO, 0.76%, 11/16/57(b)	867		47,392
Uniform Mortgage-Backed Securities 4.00%, 01/14/21 - 02/01/56(f)	75,009		83,469,276
4.50%, 01/14/21 - 04/01/41(f)	30,553		34,241,775
5.00%, 01/14/21 - 04/14/51(f)(g)	22,486		25,714,415
5.50%, 01/14/21 - 02/01/33(f)	13,007		15,226,675
6.50%, 01/14/21 - 10/01/39	2,096		2,463,921
7.50%, 02/01/22	—	(e)	2
2.50%, 04/19/36(g)	180		187,277
2.00%, 04/14/51 - 05/13/51(g)	48,100		47,967,402
3.00%, 04/14/51(g)	4,600		4,791,367
3.50%, 04/14/51(g)	3,664		3,870,529
Series 1839, Class QA, 4.00%, 01/14/21(f)	5,549		6,045,521

			229,272,458

Principal Only Collateralized Mortgage Obligations(d) — 0.1%
Uniform Mortgage-Backed Securities
Series 1418, Class M, 0.00%, 11/15/22	2		2,514
Series 1571, Class G, 0.00%, 08/15/23	22		21,736
Series 1691, Class B, 0.00%, 03/15/24	65		63,822
Series 1993-51, Class E, 0.00%, 02/25/23	3		2,622
Series 1993-70, Class A, 0.00%, 05/25/23	—	(e)	557
Series 1999-W4, Class PO, 0.00%, 02/25/29	26		25,036
Series 2002-13, Class PR, 0.00%, 03/25/32	39		37,048
Series 203, Class 1, 0.00%, 02/25/23	1		791

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations (continued)
Uniform Mortgage-Backed Securities (continued)
Series 228, Class 1, 0.00%, 06/25/23	$—	(e)	$485
Series G93-2, Class KB, 0.00%, 01/25/23	7		7,140

			161,751

Total U.S. Government Sponsored Agency Securities — 140.3% (Cost: $529,371,633)			547,738,119

Total Long-Term Investments — 145.6% (Cost: $549,668,500)			568,379,948

Short-Term Securities

Borrowed Bond Agreements(h) — 0.3%
Credit Suisse AG, 0.03%, open(i) (Purchased on 11/25/20 to be repurchased at $ 1,146,284, Collateralized by U.S. Treasury Bonds, 2.75%,11/15/42, par and fair values of $917,000 and $982,694, respectively)	1,146		1,146,250

	Shares

Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(j)(k)	14,570,266		14,570,266

Total Short-Term Securities — 4.0% (Cost: $15,716,516)			15,716,516

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 149.6% (Cost: $565,385,016)			584,096,464

	Par (000)

Borrowed Bonds

U.S. Governments Obligations — (0.2)%
U.S. Treasury Bonds, 2.75%, 11/15/42(l)	$(917)		(982,694)

Total Borrowed Bonds — (0.2)% (Proceeds: $(842,347))			(982,694)

Security	Par (000)	Value

TBA Sale Commitments

Mortgage-Backed Securities — (5.9)%
Uniform Mortgage-Backed Securities, 2.00%, 04/14/51(g)	$(23,100)	$(23,056,688)

Total TBA Sale Commitments — (5.9)% (Proceeds: $(23,144,634))		(23,056,688)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 143.5% (Cost: $541,398,035)		560,057,082

Liabilities in Excess of Other Assets — (43.5)%		(169,724,814)

Net Assets — 100.0%		$390,332,268

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Amount is less than 500.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g) Represents or includes a TBA transaction.

(h)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(i)	The amount to be repurchased assumes the maturity will be the day after the period end.
(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,695,261	$1,875,005	(a)	$—	$—	$—	$14,570,266	14,570,266	$729	$—

(a)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
						U.S. Government Sponsored
BNP Paribas	0.11%	03/10/21	04/14/21	$5,904,495	$5,904,874	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	15,597,056	15,598,057	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	35,158,748	35,161,004	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	2,988,094	2,988,286	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	4,353,468	4,353,747	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	1,857,024	1,857,143	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	1,881,435	1,881,556	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	5,769,126	5,769,496	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	4,613,809	4,614,106	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	1,773,829	1,773,943	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	3,050,097	3,050,293	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	2,366,944	2,367,096	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	1,991,503	1,991,631	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	2,839,939	2,840,121	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	5,843,826	5,844,202	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	1,860,306	1,860,425	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	1,961,972	1,962,098	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	2,781,025	2,781,203	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BNP Paribas	0.11	03/10/21	04/14/21	4,034,180	4,034,438	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BOFA Security, Inc.	0.11	03/10/21	04/14/21	10,923,000	10,923,701	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BOFA Security, Inc.	0.11	03/10/21	04/14/21	8,390,000	8,390,538	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BOFA Security, Inc.	0.11	03/10/21	04/14/21	6,488,000	6,488,416	Agency Securities	Up to 30 Days
						U.S. Government Sponsored
BOFA Security, Inc.	0.11	03/10/21	04/14/21	6,957,000	6,957,446	Agency Securities	Up to 30 Days

				$139,384,876	$139,393,820

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 10-Year U.S. Treasury Note	469	06/21/21	$ 61,410	$ (1,081,584)

Short Contracts 90-Day Euro-Dollar	7	06/14/21	1,747	(347)

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Income Trust, Inc. (BKT)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
10-Year U.S. Ultra Long Treasury Note	184	06/21/21	$26,439	$941,104
Long U.S. Treasury Bond	350	06/21/21	54,108	2,361,508
5-Year U.S. Treasury Note	85	06/30/21	10,489	127,814
90-Day Euro-Dollar	6	09/13/21	1,497	(8)
90-Day Euro-Dollar	9	12/13/21	2,244	(3,887)
90-Day Euro-Dollar	6	03/14/22	1,496	442
90-Day Euro-Dollar	7	06/13/22	1,745	1,390
90-Day Euro-Dollar	7	09/19/22	1,744	2,615

				3,430,631

				$2,349,047

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.05%	Quarterly	1-Month FEDL, 0.06%	Quarterly	N/A	10/21/22	USD	1,638	$1,345	$—	$1,345
3-Month SOFR, 0.04%	Quarterly	0.05%	Quarterly	N/A	10/21/22	USD	1,638	(457)	—	(457)
2.30%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	08/31/23	USD	14,100	(693,402)	109	(693,511)
2.35%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	08/31/23	USD	12,100	(608,897)	93	(608,990)
1.41%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	11/30/23	USD	4,900	(151,318)	42	(151,360)
1.70%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	11/30/23	USD	1,500	(59,651)	13	(59,664)
0.72%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	03/13/25	USD	22,270	34,707	236	34,471
3-Month SOFR, 0.04%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	(3,251)	—	(3,251)
0.18%	Quarterly	1-Month FEDL, 0.06%	Quarterly	N/A	10/21/25	USD	137	3,414	—	3,414

								$(1,477,510)	$493	$(1,478,003)

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust			Effective	Termination	Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	Amount (000)	Value	(Received)	(Depreciation)
3-Month LIBOR,
0.19%	Quarterly	5.41%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	08/15/22	USD 9,565	$743,133	$—	$743,133

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$—	$15,160	$15,160
Non-Agency Mortgage-Backed Securities	—	20,626,669	—	20,626,669
U.S. Government Sponsored Agency Securities	—	547,585,848	152,271	547,738,119
Short-Term Securities
Borrowed Bond Agreements	—	1,146,250	—	1,146,250
Money Market Funds	14,570,266	—	—	14,570,266
Liabilities
Investments
Borrowed Bonds	—	(982,694)	—	(982,694)
TBA Sale Commitments	—	(23,056,688)	—	(23,056,688)

	$14,570,266	$545,319,385	$167,431	$560,057,082

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,434,873	$782,363	$—	$4,217,236
Liabilities
Interest Rate Contracts	(1,085,826)	(1,517,233)	—	(2,603,059)

	$2,349,047	$(734,870)	$—	$1,614,177

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $139,393,820 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

IO	Interest Only

LIBOR	London Interbank Offered Rate

PO	Principal Only

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

6